Condensed Consolidated Balance Sheets	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 59,321,982	$ 52,410,472
Accounts receivable, net	881,529	826,683
Inventory	35,296	246,778
Prepayment and other current assets	12,111,020	12,282,665
Total current assets	72,349,827	65,766,598
Non-current assets
Property, plant and equipment, net	295,274	303,488
Intangible assets, net	30,867	36,031
Long-term investment	941,073
Operating lease - right-of-use assets, net	4,174,588	4,262,736
Finance lease - right-of-use assets, net	1,270,449	1,346,728
Long-term prepayments and other non-current assets	392,114	1,934,955
Goodwill	31,369
Deferred income tax assets	524,536	704,262
Total Non-current assets	7,660,270	8,588,200
TOTAL ASSETS	80,010,097	74,354,798
Current liabilities
Accounts payable and accrued expenses	5,583,473	4,357,553
Advances from customers	2,967,388	2,993,656
Taxes payable	239,185	2,220
Current maturities of operating lease liabilities	25,336	87,103
Current maturities of finance lease liabilities	61,362	59,098
Total current liabilities	8,876,744	7,499,630
Long-term portion of operating lease liabilities	2,187,674	2,147,252
Long-term portion of finance lease liabilities	417,474	442,670
Convertible note	3,502,650
TOTAL LIABILITIES	14,984,542	10,089,552
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 33,581,556 and 33,581,556 shares issued and outstanding, respectively	3,359	3,359
Additional paid-in capital	26,185,836	25,542,531
Statutory reserve	664,100	664,100
Retained earnings	36,198,148	36,804,282
Accumulated other comprehensive income(loss)	1,994,065	1,298,015
Total equity attributable to shareholders	65,045,508	64,312,287
Non-controlling interest	(19,953)	(47,041)
TOTAL SHAREHOLDERS’ EQUITY	65,025,555	64,265,246
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 80,010,097	$ 74,354,798